INCOME TAX (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
INCOME TAX
Outside China areas	$ (4,142,826)	¥ (28,447,953)	¥ (21,599,806)
China	446,208	3,064,024	(23,759,198)
Loss before income tax	$ (3,696,618)	¥ (25,383,929)	¥ (45,359,004)	¥ (30,895,901)